MoA Catholic Values Index Fund Annual Fund Operating Expenses - MoA Catholic Values Index Fund	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
MoA Catholic Values Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	2.90%
Expenses (as a percentage of Assets)	3.05%
Fee Waiver or Reimbursement	(2.82%)	[1]
Net Expenses (as a percentage of Assets)	0.23%

[1]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund's ordinary operating expenses to the extent necessary to limit the ordinary operating expenses (other than, among other things, the management fee and shareholder servicing fees) to an amount not to exceed the annual rate of 0.08% based on the Fund's average daily net assets. This contractual obligation may not be terminated before April 30, 2026, without the consent of the Board of Directors.